CASH AND CASH EQUIVALENTS (Tables)	3 Months Ended
Mar. 31, 2022
SCHEDULE OF CASH AND CASH EQUIVALENTS
	March 31, 2022	December 31, 2021
Cash held in banks	$19,231,149	$22,729,212
Guaranteed investment certificates	345,753	346,501
	$19,576,902	$23,075,713